Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	10,461,898	6,302,050
Common Stock, Shares, Outstanding	10,461,898	6,302,050